Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash	$ 1,334,000	$ 643,000
Accounts receivable, net of allowance for credit losses of $68,000 and $55,000 at June 30, 2025 and 2024, respectively	11,374,000	9,773,000
Inventories, net	17,231,000	16,977,000
Other current assets	1,865,000	945,000
Total current assets	31,804,000	28,338,000
Right of use assets, net	1,275,000	2,096,000
Property, plant and equipment, net	1,554,000	1,749,000
Other assets	119,000	118,000
Total assets	34,752,000	32,301,000
Current liabilities:
Accounts payable	16,295,000	11,395,000
Accrued expenses	7,058,000	3,926,000
Line of credit	13,627,000	13,834,000
Subordinated debt	1,000,000
Deferred revenue	459,000	485,000
Customer deposits	38,000	18,000
Finance leases payable, current portion	80,000	156,000
Office leases payable, current portion	815,000	734,000
Accrued interest	246,000	126,000
Total current liabilities	39,618,000	30,674,000
Long term liabilities:
Finance leases payable, less current portion	32,000	112,000
Office leases payable, less current portion	506,000	1,321,000
Total liabilities	40,156,000	32,107,000
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value; 500,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 75,000,000 and 30,000,000 authorized at June 30, 2025 and 2024, respectively; 16,835,698 and 16,682,465 shares issued and outstanding at June 30, 2025 and 2024, respectively	17,000	17,000
Additional paid-in capital	100,965,000	99,889,000
Accumulated deficit	(106,386,000)	(99,712,000)
Total stockholders’ equity (deficit)	(5,404,000)	194,000
Total liabilities and stockholders’ equity (deficit)	$ 34,752,000	$ 32,301,000